GOLDMAN SACHS TRUST

Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares of the

Goldman Sachs Small Cap Value Fund (the “Fund”)

Supplement dated June 3, 2013 to the Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) dated December 28, 2012

Effective immediately, J. Kelly Flynn no longer serves as a portfolio manager for the Fund. Accordingly, all references to Mr. Flynn in the Prospectus and SAI are hereby deleted in their entirety.

This Supplement should be retained with your Prospectus and SAI for future reference.

EQVALSCVSTK 06-13